1900 K Street, NW Washington, DC 20006-1110 +1 202 261 3300 Main +1 202 261 3333 Fax www.dechert.com
WILLIAM J. BIELEFELD william.bielefeld@dechert.com +1 202 261 3386 Direct +1 202 261 3333 Fax

December 29, 2017

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549-4720

Re:	Goldman Sachs Private Markets Fund 2018 (A) LLC (File Nos. 811-23300 and 333-220915)

Ladies and Gentlemen:

Enclosed for filing on behalf of Goldman Sachs Private Markets Fund 2018 (A) LLC (“Fund”), a newly-organized closed-end management investment company, is Pre-Effective Amendment No. 1 to the Fund’s registration statement under the Securities Act of 1933, as amended and Amendment No. 1 to the Fund’s registration statement under the Investment Company Act of 1940, as amended on Form N-2 (the “Registration Statement”). This filing is being made for the purposes of (i) filing certain required exhibits; (ii) incorporating comments received from the Staff of the U.S. Securities and Exchange Commission in connection with its review of the registration statement; and (iii) making certain other changes to the Prospectus and Statement of Additional Information for the Fund.

If you have any questions relating to this filing, please do not hesitate to contact me at 202.261.3386.

Sincerely,

/s/ William J. Bielefeld
William J. Bielefeld